Other Operating (Income) Expense, Net (Tables)	12 Months Ended
Aug. 29, 2013
Other Income and Expenses [Abstract]
Schedule of Other operating (income) expense, net

For the year ended	2013	2012	2011
(Gain) loss on disposition of property, plant and equipment	$(3)	$5	$(17)
Samsung patent cross-license agreement	—	—	(275)
Other	(5)	27	(19)
	$(8)	$32	$(311)